Stock Option Plans and 401(k) Plan (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Share-based compensation expense

	Fiscal Years Ended
	March 31,
	2015	2014
Research and development expense:

Stock option grants	$176,200	$296,900
Fully-vested warrants granted to officer and
consultants in January 2015	527,500	-
Warrants granted to officer in March 2014 and 2013	145,100	156,500

	848,800	453,400

General and administrative expense:

Stock option grants	98,800	385,100
Fully-vested warrants granted to officers, directors
and consultants in January 2015	1,229,400	-
Warrants granted to officers and directors in March
2014 and 2013	283,100	298,800

	1,611,300	683,900

Total stock-based compensation expense	$2,460,100	$1,137,300

Black-Scholes option valuation model assumptions for share-based compensation expense

Fiscal Years Ended March 31,
	2015	2014

Exercise price	not applicable	$8.00 to $16.40
Market price on date of grant	not applicable	$8.00 to $16.40
Risk-free interest rate	not applicable	1.08% to 2.53%
Expected term (years)	not applicable	6.25 to 10.0
Volatility	not applicable	87.9% to 103.2%
Expected dividend yield	not applicable	0%

Fair value per share at grant date	not applicable	$6.38 to $13.63

Summary of stock option plan activity

	Fiscal Years Ended March 31,
	2015		2014
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price

Options outstanding at beginning of period	212,486	$10.09	245,653	$26.43
Options granted	-	$-	19,050	$10.89
Options exercised	-	$-	-	$-
Options forfeited	(2,001)	$9.25	(3,954)	$27.22
Options expired	(2,847)	$10.56	(48,263)	$23.94

Options outstanding at end of period	207,638	$10.09	212,486	$10.09
Options exercisable at end of period	199,013	$10.09	182,775	$10.06

Weighted average grant-date fair value of
options granted during the period		$-		$8.36

Stock options outstanding and exercisable under Company's option plan

The following table summarizes information on stock options outstanding and exercisable under our stock option plans as of March 31, 2015:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Years until	Exercise	Number	Exercise
Price	Outstanding	Expiration	Price	Exercisable	Price

$8.00	49,590	7.53	$8.00	46,466	$8.00
$10.00	147,939	4.88	$10.00	142,751	$10.00
$14.40 to $36.00	10,109	4.64	$21.69	9,796	$21.23

	207,638	5.51	$10.09	199,013	$10.09